Income Tax - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2015
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%
Withholding tax rate		10.00%	10.00%
Withholding tax on undistributed earnings		$ 3,556		$ 3,011
Income tax expenses		8,121		2,307	$ 4,620
Income tax reverse		79		299	437
Unrecognized tax benefits		$ 152		$ 158	$ 163
Taxable Income percentage		25.00%	25.00%
Enterprise Tax Rate		20.00%	20.00%
Taxable Income Threshold Of Small And Micro Business		$ 140,000	¥ 1.0
Tax Year 2019
Income Tax Disclosure [Line Items]
Statutory Tax rate		25.00%	25.00%
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate						15.00%
Xiamen NetinNet
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%	15.00%
China Distance Education Limited (''CDEL Hong Kong'')
Income Tax Disclosure [Line Items]
Withholding tax rate		5.00%	5.00%
Withholding tax on undistributed earnings		$ 3,556		$ 3,011
Income tax expenses		$ 544		$ 210	$ 591